Parent Only Financial Information (Details) - shares						6 Months Ended
		Mar. 03, 2025	Jul. 14, 2024	Oct. 29, 2022	Oct. 29, 2021	Jun. 30, 2025	Dec. 31, 2024
Parent Only Financial Information [Line Items]
Share spli ratio			Giving retroactive effect to (i) all the 11,250,000 shares issued and outstanding for a share split at a ratio of 1-to-1.6 on July 14, 2023; and (ii) a share re-classification to Class A ordinary shares and Class B ordinary shares on March 3, 2025.
Re-classified, share (in Shares)		780,000,000
Ordinary shares authorized (in Shares)		800,000,000
Ordinary shares, shares issued (in Shares)			11,250,000
Ordinary shares, shares outstanding (in Shares)			11,250,000
Percentage of net assets							25.00%
NCA [Member]
Parent Only Financial Information [Line Items]
Transferred shares (in Shares)				100	100
BVI [Member]
Parent Only Financial Information [Line Items]
Transferred shares (in Shares)				100	100
Splendid Vibe Limited [Member]
Parent Only Financial Information [Line Items]
Percentage of subsidiary				100.00%	100.00%
Ms. Siu [Member]
Parent Only Financial Information [Line Items]
Percentage of subsidiary				94.00%	94.00%
Ms. Wai [Member]
Parent Only Financial Information [Line Items]
Percentage of subsidiary				6.00%	6.00%
Retroactive Effect [Member]
Parent Only Financial Information [Line Items]
Share spli ratio						(i) a share re-classification to 780,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares on March 3, 2025 and (ii) share consolidation of 5 to 1 on June 16, 2025.
Ms. Eva Yuk Yin Siu [Member]
Parent Only Financial Information [Line Items]
Percentage of equity interest						94.00%	94.00%
Ms. Man Chi Wai [Member]
Parent Only Financial Information [Line Items]
Percentage of equity interest						6.00%	6.00%
Class A Ordinary Shares [Member]
Parent Only Financial Information [Line Items]
Re-classified, share (in Shares)		780,000,000
Ordinary shares authorized (in Shares)	[1]					156,000,000	156,000,000
Ordinary shares, shares issued (in Shares)	[1]					3,464,000	3,464,000
Ordinary shares, shares outstanding (in Shares)	[1]					3,464,000	3,464,000
Class A Ordinary Shares [Member] | Retroactive Effect [Member]
Parent Only Financial Information [Line Items]
Re-classified, share (in Shares)		780,000,000
Class B Ordinary Shares [Member]
Parent Only Financial Information [Line Items]
Re-classified, share (in Shares)		20,000,000
Ordinary shares authorized (in Shares)	[1]					4,000,000	4,000,000
Ordinary shares, shares issued (in Shares)	[1]					600,000	600,000
Ordinary shares, shares outstanding (in Shares)	[1]					600,000	600,000
Class B Ordinary Shares [Member] | Retroactive Effect [Member]
Parent Only Financial Information [Line Items]
Ordinary shares authorized (in Shares)		20,000,000

[1]	Giving retroactive effect to (i) a share re-classification to 780,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares on March 3, 2025 and (ii) share consolidation of 5 to 1 on June 16, 2025.